CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net Income	$ 13,954	$ 12,240
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, adjustments	1,100	1,110
Provision for loan losses, adjustments	8,500	11,276
Loss on sale and write down of other real estate owned	263	17
Amortization of intangible assets	27	27
Amortization of loan servicing rights	266	291
Net change in loan servicing rights valuation allowance	(7)	130
Loans originated for sale	(30,642)	(25,735)
Net gain on sales of loans	(659)	(600)
Proceeds from sale of loans	33,482	26,154
Gain loss on disposition of property	(1)	0
Net securities gains (losses)	166	0
Impairment on available for sale securities	121	252
Net securities amortization	1,202	707
Stock compensation expense	647	970
Earnings on life insurance	(586)	(522)
Tax benefit of stock option exercises	(91)	(160)
Net change:
Accrued income receivable	262	(578)
Accrued expenses payable	1,006	(377)
Other assets	(469)	(2,909)
Other liabilities	(66)	260
Total adjustments	14,521	10,313
Net cash from operating activities	28,475	22,553
Cash flows from investing activities:
Proceeds from sale of available for sale securities	73,318	0
Proceeds from maturities, calls and principal paydowns of securities available for sale	38,446	48,311
Purchases of securities available for sale	(113,507)	(60,374)
Purchase of life insurance	(148)	(14)
Net increase in total loans	(60,990)	(51,900)
Proceeds from sales of land, premises and equipment	44	0
Purchases of land, premises and equipment	(1,445)	(783)
Proceeds from sales of other real estate	948	670
Net cash from investing activities	(63,334)	(64,090)
Cash flows from financing activities:
Net increase (decrease) in total deposits	75,474	280,006
Net increase (decrease) in short-term borrowings	(35,618)	(175,366)
Payments on long-term borrowings	(1)	(1)
Common dividends paid	(5,022)	(4,989)
Preferred dividends paid	(13)	(1,601)
Redemption of preferred stock	0	(56,044)
Proceeds from stock option exercise	336	530
Purchase of treasury stock	(113)	(112)
Net cash from financing activities	35,043	42,423
Net change in cash and cash equivalents	184	886
Cash and cash equivalents at beginning of the period	60,141	55,983
Cash and cash equivalents at end of the period	60,325	56,869
Cash paid during the period for:
Interest	13,300	14,415
Income taxes	8,822	10,740
Supplemental non-cash disclosures:
Loans transferred to other real estate	$ 270	$ 198